Debt Maturing Within One Year (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Long-term debt maturing within one year	$ 3,869	$ 2,915
Commercial paper	500	1,934
Total debt maturing within one year	$ 4,369	$ 4,849